Annual Total Returns - Voya Intermediate Bond Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Intermediate Bond Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011	7.73%
2012	8.86%
2013	(0.75%)
2014	6.47%
2015	0.30%
2016	3.79%
2017	4.47%
2018	(0.60%)
2019	9.56%
2020	7.73%